Real Estate Investments (Summary of Intangible Assets and Liabilities Future Amortization Expense) (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Amortization Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, Remainder 2019	$ 3,719
Finite-lived intangible assets, amortization expense, 2020	13,529
Finite-lived intangible assets, amortization expense, 2021	11,064
Finite-lived intangible assets, amortization expense, 2022	9,058
Finite-lived intangible assets, amortization expense, 2023	7,184
Rental Income
Finite-Lived Intangible Assets [Line Items]
Below market leases, amortization income, Remainder 2019	(22)
Below market leases, amortization income, 2020	193
Below market leases, amortization income, 2021	276
Below market leases, amortization income, 2022	563
Below market leases, amortization income, 2023	788
Property Operating and Maintenance Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, Remainder 2019	50
Finite-lived intangible assets, amortization expense, 2020	169
Finite-lived intangible assets, amortization expense, 2021	161
Finite-lived intangible assets, amortization expense, 2022	160
Finite-lived intangible assets, amortization expense, 2023	177
In-place leases | Amortization Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, Remainder 2019	3,610
Finite-lived intangible assets, amortization expense, 2020	13,115
Finite-lived intangible assets, amortization expense, 2021	10,650
Finite-lived intangible assets, amortization expense, 2022	8,644
Finite-lived intangible assets, amortization expense, 2023	6,770
Other intangible assets | Amortization Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, Remainder 2019	109
Finite-lived intangible assets, amortization expense, 2020	414
Finite-lived intangible assets, amortization expense, 2021	414
Finite-lived intangible assets, amortization expense, 2022	414
Finite-lived intangible assets, amortization expense, 2023	414
Market lease and other intangible assets | Rental Income
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, Remainder 2019	(346)
Finite-lived intangible assets, amortization expense, 2020	(1,295)
Finite-lived intangible assets, amortization expense, 2021	(993)
Finite-lived intangible assets, amortization expense, 2022	(645)
Finite-lived intangible assets, amortization expense, 2023	(307)
Below-market lease liabilities | Rental Income
Finite-Lived Intangible Assets [Line Items]
Below market leases, amortization income, Remainder 2019	324
Below market leases, amortization income, 2020	1,488
Below market leases, amortization income, 2021	1,269
Below market leases, amortization income, 2022	1,208
Below market leases, amortization income, 2023	1,095
Below market ground leases | Property Operating and Maintenance Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, Remainder 2019	63
Finite-lived intangible assets, amortization expense, 2020	222
Finite-lived intangible assets, amortization expense, 2021	214
Finite-lived intangible assets, amortization expense, 2022	212
Finite-lived intangible assets, amortization expense, 2023	212
Above market ground leases | Property Operating and Maintenance Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible liability, amortization income, Remainder 2019	(13)
Finite-lived intangible liability, amortization income, 2020	(53)
Finite-lived intangible liability, amortization income, 2021	(53)
Finite-lived intangible liability, amortization income, 2022	(52)
Finite-lived intangible liability, amortization income, 2023	$ (35)